Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Feb. 29, 2016
FDIC insured cash	$ 250,000		$ 250,000
Cash balance uninsured	$ 149,876		$ 829,839
Preferred stock, shares outstanding			1,000,000	1,000,000
Number of shares issued for conversion	1,500,000		1,500,000
Research and development costs	$ 121,793	$ 566,015	$ 1,689,455	$ 1,744,480
License revenue	8,750	$ 18,750	47,983	46,600
Right-of-use assets	$ 260,779		291,140
Lease liabilities			28,534
ASC 2016-02 [Member]
Right-of-use assets					$ 200,000
Lease liabilities					$ 200,000
SoundFi LLC [Member]
Payment to acquire software license			$ 25,000
One-Year Agreement [Member] | SoundFi LLC [Member]
Agreement term description			The Company entered into a one-year agreement with SoundFi LLC ("SoundFi") which automatically renews for subsequent one-year periods unless otherwise terminated by either party.
Payment to acquire software license			$ 10,000
Warrants [Member]
Anti-dilutive common stock equivalents	23,746,866	24,216,866	24,146,866	24,290,866
Stock Options [Member]
Anti-dilutive common stock equivalents	800,000		800,000	1,100,000
Convertible Preferred Stock [Member]
Anti-dilutive common stock equivalents	1,000,000	1,000,000	1,000,000	1,000,000